IFRS 7 Disclosure (Tables)	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Schedule of Total Credit Risk Exposures
Total credit exposures at default by type and industry sector, as at October 31, 2022 and 2021, based on the Basel III classifications, are as follows:

(Canadian $ in millions)	Drawn (3)		Commitments (undrawn) (3)		OTC derivatives (4)		Other off-balance sheet items (3)		Repo-style transactions (4) (5)		Total (1)
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
Individual	245,673	224,348	62,697	55,655	–	–	76	84	–	–	308,446	280,087
Financial institutions	175,770	187,011	22,535	26,933	19,030	16,331	7,887	6,808	24,311	28,968	249,533	266,051
Governments	99,498	67,207	1,863	1,606	5,500	4,011	434	400	3,173	3,226	110,468	76,450
Manufacturing	36,274	27,002	20,237	16,470	1,643	1,649	2,067	1,784	–	–	60,221	46,905
Real estate	53,531	43,524	13,325	9,830	459	1,032	1,295	1,189	–	–	68,610	55,575
Retail trade	24,040	16,270	5,235	4,646	248	289	548	592	–	–	30,071	21,797
Service industries	54,750	44,367	18,603	16,126	695	1,238	3,169	2,998	–	–	77,217	64,729
Wholesale trade	20,220	14,372	7,859	5,199	336	282	773	694	–	–	29,188	20,547
Oil and gas	4,084	6,075	4,967	5,468	6,066	10,281	1,341	1,377	–	–	16,458	23,201
Utilities	9,954	7,412	13,740	10,864	2,087	1,273	4,364	2,950	–	–	30,145	22,499
Others (2)	48,441	37,071	17,548	17,177	1,649	1,588	5,248	4,732	–	–	72,886	60,568
Total exposure at default (6)	772,235	674,659	188,609	169,974	37,713	37,974	27,202	23,608	27,484	32,194	1,053,243	938,409

(1)	Credit exposure excluding equity, securitization and other assets, such as non-significant investments, goodwill, deferred tax assets and intangibles.
(2)	Includes remaining industries that individually comprise less than 2% of total exposures.
(3)	Represents gross credit exposures without accounting for collateral.
(4)	Credit exposure at default is inclusive of collateral.
(5)	Impact of collateral on the credit exposure for repo-style transactions is $215,806 million ($208,635 million in 2021).
(6)	Excludes exposures arising from derivative and repo-style transactions that are cleared through CCPs totalling $13,698 million ($18,440 million in 2021).

Summary Total Trading Value at Risk (VaR) Summary

As at or for the year ended October 31 (Pre-tax Canadian $ equivalent in millions)	2022				2021
	Year-end	Average	High	Low	Year-end	Average	High	Low
Commodity VaR	1.6	3.1	5.5	1.0	1.8	2.7	6.2	1.1
Equity VaR	14.1	13.1	18.4	8.5	10.8	14.9	24.9	10.0
Foreign exchange VaR	2.3	1.8	5.2	0.5	0.5	2.2	6.4	0.5
Interest rate VaR (3)	22.1	18.0	26.5	12.4	15.2	27.1	52.5	9.8
Debt-specific risk	10.2	5.7	10.5	1.8	3.0	3.3	5.4	1.9
Diversification	(15.0)	(15.1)	nm	nm	(12.8)	(19.7)	nm	nm
Total Trading VaR	35.3	26.6	38.2	18.1	18.5	30.5	53.5	15.3
Total Trading SVaR	64.4	53.6	70.8	34.2	55.8	45.7	65.4	36.3
(1)	One-day measure using a 99% confidence interval. Gains are presented in brackets and losses are presented as positive numbers.
(2)	Stressed VaR is produced weekly.
(3)	Interest rate VaR includes general credit spread risk.
nm – not meaningful

Structural Interest Rate Sensitivity
Structural Interest Rate Sensitivity
(1)

	Economic value sensitivity				Earnings sensitivity over the next 12 months
(Pre-tax Canadian $ equivalent in millions)	October 31, 2022			October 31, 2021	October 31, 2022			October 31, 2021
	Canada (3)	United States	Total	Total	Canada (3)	United States	Total	Total
100 basis point increase	(683.6)	(306.6)	(990.2)	(1,459.1)	232.0	266.9	498.9	383.7
25 basis point decrease	159.7	42.0	201.6	264.9	(59.8)	(79.8)	(139.6)	(141.6)
100 basis point decrease (2)	599.1	48.7	647.9	na	(246.0)	(349.2)	(595.2)	na

(1)	Losses are presented in brackets and gains are presented as positive numbers.
(2)
Due to the low interest rate environment that prevailed between April 30, 2020 and April 30, 2022, economic value sensitivity and earnings sensitivity to declining interest rates are measured using a decrease of 25 basis points. Not applicable for October 31, 2021.

(3)	Includes Canadian dollar and other currencies.
na – not applicable

Summary of Remaining Contractual Maturity

										2022
(Canadian $ in millions)	0 to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 5 years	Over 5 years	No maturity	Total
On-Balance Sheet Financial Instruments Assets

Cash and cash equivalents	86,003	–	–	–	–	–	–	–	1,463	87,466
Interest bearing deposits with banks	3,844	1,662	86	44	98	–	–	–	–	5,734
Securities	4,189	4,284	5,480	5,375	6,060	18,272	68,521	108,072	53,009	273,262
Securities borrowed or purchased under resale agreements	83,861	21,736	5,101	2,448	48	–	–	–	–	113,194
Loans (1)
Residential mortgages	526	1,519	3,708	5,778	6,501	14,665	105,285	10,810	88	148,880
Consumer instalment and other personal	211	553	940	1,693	1,537	4,844	37,742	14,084	24,499	86,103
Credit cards	–	–	–	–	–	–	–	–	9,663	9,663
Business and government	13,003	9,595	11,724	9,300	11,394	37,250	105,009	17,776	94,259	309,310
Allowance for credit losses	–	–	–	–	–	–	–	–	(2,617)	(2,617)
Total loans, net of allowance	13,740	11,667	16,372	16,771	19,432	56,759	248,036	42,670	125,892	551,339
Other Assets
Derivative instruments	5,362	7,147	3,359	2,552	2,225	7,787	11,636	8,092	–	48,160
Customers’ liabilities under acceptances	9,752	3,461	19	3	–	–	–	–	–	13,235
Other	2,735	625	225	21	2	10	19	5,817	37,355	46,809
Total other assets	17,849	11,233	3,603	2,576	2,227	7,797	11,655	13,909	37,355	108,204
Total Assets	209,486	50,582	30,642	27,214	27,865	82,828	328,212	164,651	217,719	1,139,199

										2022
(Canadian $ in millions)	0 to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 5 years	Over 5 years	No maturity	Total
Liabilities and Equity
Deposits (2) (3)	38,064	44,637	49,626	47,908	48,444	39,992	62,978	16,265	421,564	769,478
Other liabilities
Derivative instruments	3,370	11,764	4,399	3,814	2,895	7,619	14,092	12,003	–	59,956
Acceptances	9,752	3,461	19	3	–	–	–	–	–	13,235
Securities sold but not yet purchased (4)	40,979	–	–	–	–	–	–	–	–	40,979
Securities lent or sold under repurchase agreements (4)	94,215	6,476	1,046	2,226	–	–	–	–	–	103,963
Securitization and liabilities related to structured entities	14	2,803	1,300	794	1,673	5,136	9,342	6,006	–	27,068
Other	12,143	4,980	101	97	146	872	2,558	5,722	18,713	45,332
Total other liabilities	160,473	29,484	6,865	6,934	4,714	13,627	25,992	23,731	18,713	290,533
Subordinated debt	–	–	–	–	–	–	25	8,125	–	8,150
Total Equity	–	–	–	–	–	–	–	–	71,038	71,038
Total Liabilities and Equity	198,537	74,121	56,491	54,842	53,158	53,619	88,995	48,121	511,315	1,139,199

(1)	Loans receivable on demand have been included under no maturity.
(2)	Deposits payable on demand and payable after notice have been included under no maturity.
(3)
Deposits totalling $
29,966
 million as at October 31, 2022 have a fixed maturity date; however, they can be redeemed early (either fully or partially) by customers without penalty. These are classified as payable on a fixed date due to their stated contractual maturity date.

(4)	Presented based on their earliest maturity date.

										2022
(Canadian $ in millions)	0 to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 5 years	Over 5 years	No maturity	Total
Off-Balance Sheet Commitments
Commitments to extend credit (1)	1,932	3,610	10,461	13,373	14,753	38,057	119,430	5,490	–	207,106
Letters of credit (2)	1,680	4,601	4,936	4,662	4,922	2,832	3,680	57	–	27,370
Backstop liquidity facilities	–	585	393	1,438	1,275	3,465	9,189	985	–	17,330
Leases	–	–	–	–	–	3	44	256	–	303
Securities lending	–	–	–	–	–	–	–	–	–	–
Purchase obligations	27	98	55	55	58	217	309	22	–	841

(1)
Commitments to extend credit exclude personal lines of credit and credit cards that are unconditionally cancellable at BMO’s discretion. A large majority of these commitments expire without being drawn upon. As a result, the total contractual amounts may not be representative of the funding likely to be required for these commitments.

(2)	Letters of credit can be drawn down at any time. These are classified based on their stated contractual maturity date.

										2021
(Canadian $ in millions)	0 to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 5 years	Over 5 years	No maturity	Total
On-Balance Sheet Financial Instruments Assets
Cash and cash equivalents	91,736	–	–	–	–	–	–	–	1,525	93,261
Interest bearing deposits with banks	3,529	1,440	1,172	1,753	409	–	–	–	–	8,303
Securities	5,286	4,742	5,116	3,383	2,692	17,512	43,571	90,225	60,322	232,849
Securities borrowed or purchased under resale a greements	70,080	22,873	11,362	1,602	766	699	–	–	–	107,382
Loans (1)
Residential mortgages	458	1,081	2,109	4,373	4,879	22,170	91,146	9,396	138	135,750
Consumer instalment and other personal	215	419	639	1,166	1,110	5,732	31,613	13,518	22,752	77,164
Credit cards	–	–	–	–	–	–	–	–	8,103	8,103
Business and government	12,082	7,667	7,697	10,496	10,213	29,303	81,377	14,413	66,561	239,809
Allowance for credit losses	–	–	–	–	–	–	–	–	(2,564)	(2,564)
Total loans, net of allowance	12,755	9,167	10,445	16,035	16,202	57,205	204,136	37,327	94,990	458,262
Other Assets
Derivative instruments	2,752	4,924	2,187	1,809	1,634	7,525	8,787	7,095	–	36,713
Customers’ liabilities under acceptances	11,574	2,428	19	–	–	–	–	–	–	14,021
Other	2,002	461	140	4	3	5	1	5,097	29,671	37,384
Total other assets	16,328	7,813	2,346	1,813	1,637	7,530	8,788	12,192	29,671	88,118
Total Assets	199,714	46,035	30,441	24,586	21,706	82,946	256,495	139,744	186,508	988,175

										2021
(Canadian $ in millions)	0 to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 5 years	Over 5 years	No maturity	Total
Liabilities and Equity
Deposits (2) (3)	29,885	37,841	42,488	28,857	24,299	33,778	45,729	19,925	422,829	685,631
Other liabilities
Derivative instruments	2,771	3,651	2,379	1,508	1,444	5,723	7,140	6,199	–	30,815
Acceptances	11,574	2,428	19	–	–	–	–	–	–	14,021
Securities sold but not yet purchased (4)	32,073	–	–	–	–	–	–	–	–	32,073
Securities lent or sold under repurchase agreements (4)	73,190	17,199	3,994	3,103	70	–	–	–	–	97,556
Securitization and liabilities related to structured entities	21	1,737	1,527	648	486	7,240	9,791	4,036	–	25,486
Other	10,121	1,632	116	109	162	944	1,277	3,509	20,307	38,177
Total other liabilities	129,750	26,647	8,035	5,368	2,162	13,907	18,208	13,744	20,307	238,128
Subordinated debt	–	–	–	–	–	–	25	6,868	–	6,893
Total Equity	–	–	–	–	–	–	–	–	57,523	57,523
Total Liabilities and Equity	159,635	64,488	50,523	34,225	26,461	47,685	63,962	40,537	500,659	988,175

(1)	Loans receivable on demand have been included under no maturity .
(2)	Deposits payable on demand and payable after notice have been included under no maturity .
(3)
Deposits totalling $20,991 million as at October 31, 2021 have a fixed maturity date; however, they can be redeemed early (either fully or partially) by customers without penalty. These are classified as payable on a fixed date due to their stated contractual maturity date.

(4)	Presented based on their earliest maturity date.

										2021
(Canadian $ in millions)	0 to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 5 years	Over 5 years	No maturity	Total
Off-Balance Sheet Commitments
Commitments to extend credit (1)	1,674	4,935	8,374	13,308	14,498	33,749	99,639	4,571	–	180,748
Letters of credit (2)	1,196	4,083	4,358	3,815	4,806	1,980	3,304	104	–	23,646
Backstop liquidity facilities	189	137	293	1,073	1,578	2,709	6,088	828	–	12,895
Leases	–	–	–	–	1	3	22	222	–	248
Securities lending	3,909	–	–	–	–	–	–	–	–	3,909
Purchase obligations	16	38	47	44	60	139	217	41	–	602

(1)
Commitments to extend credit exclude personal lines of credit and credit cards that are unconditionally cancellable at BMO’s discretion. A large majority of these commitments expire without being drawn upon. As a result, the total contractual amounts may not be representative of the funding likely to be required for these commitments.

(2)	Letters of credit can be drawn down at any time. These are classified based on their stated contractual maturity date.